Interest in subsidiaries (Detail) - Rakita Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash provided by operating activities	$ (20,323)
Net cash used in investing activities	(32,759)
Net cash used in financing activities	(21,576)
Increase (decrease) in cash and cash equivalents	(74,658)
Rakita [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	(40,167)	$ (8,047)
Net cash used in investing activities	(1,970)
Net cash used in financing activities	36,830	14,450
Increase (decrease) in cash and cash equivalents	$ (5,307)	$ 6,403